Income Taxes - Significant Differences Between U.S. Federal Statutory Rate and Effective Income Tax Rate (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Tax Rates Line Items
Valuation Allowance	$ 33,757,000	$ 49,562,000	$ 36,419,000	$ 39,802,000
Proceeds from various foreign subsidiaries and joint ventures related to repatriation of high taxed earnings	12,300,000	56,900,000	33,800,000
Foreign tax credits	2,400,000	(1,800,000)	5,400,000
Net benefit from tax reserves		5,200,000
Recognized Tax Benefits In 2010
Schedule Of Effective Tax Rates Line Items
Recognized tax benefits		1,500,000
Recognized Tax Benefits In 2011
Schedule Of Effective Tax Rates Line Items
Recognized tax benefits		3,000,000
Phosphorous Flame Retardant Business Exit
Schedule Of Effective Tax Rates Line Items
Impact on undistributed foreign subsidiaries earnings		17,400,000
Avonmouth, United Kingdom [Member]
Schedule Of Effective Tax Rates Line Items
Valuation Allowance		$ 15,900,000